Intangibles Assets (Details) - Schedule of intangible assets - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Website development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years
Gross Carrying Value	$ 211	$ 123
Accumulated Amortization	75	15
Net Carrying Value	$ 136	$ 108
Talent acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 – 3 years	2 years
Gross Carrying Value	$ 1,653	$ 901
Accumulated Amortization	1,051	572
Net Carrying Value	602	329
Intangible assets, net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,864	1,024
Accumulated Amortization	1,126	587
Net Carrying Value	$ 738	$ 437